Deferred Tax - Schedule of Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Analysis of the Deferred Tax Balances of the Group for Financial Reporting Purposes [Abstract]
Deferred tax offset in the consolidated statements of financial position	¥ 6,713	$ 920	¥ 5,413
Net deferred tax assets recognized in the consolidated statements of financial position	44,236	6,060	59,842
Net deferred tax liability recognized in the consolidated statements of financial position	¥ 5,368	$ 735	¥ 10,549